Current and future income taxes (Details Textual)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement Of Current And Deferred Income Taxes [Line Items]
Statutory income tax rate	34.00%	13.50%	13.50%